Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of expected useful lives of property plant and equipment
Buildings	20 years
Computer software	10 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Office equipment	3-5 years
Motor vehicles	5 years
Mechanical equipment	3-10 years

Schedule of estimated useful lives of Intangible assets
Land use right	50 years
Software	18-65 months
License	10 years
Non-patent technology	1 year

Schedule of financial asset carried at fair value on a recurring basis
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance

Short-term investments
As of December 31, 2021	$1,114,770	$34,328,476	$-	$35,443,246
As of December 31, 2020	$-	$40,835,000	$-	$40,835,000